SUBSEQUENT EVENTS	2 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 31, 2020, the date that the financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Founder Shares

On January 21, 2020, the Company cancelled the one share issued in October 2019 and the Sponsor purchased 17,250,000 Founder Shares for an aggregate purchase price of $25,000. On April 21, 2020, the Company effected a share capitalization, resulting in 20,700,000 Founder Shares issued and outstanding as of such date. The Founder Shares will automatically convert into Class A ordinary shares on the first business day following the completion of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares include an aggregate of up to 2,700,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Proposed Public Offering.

Promissory Note — Related Party

On January 21, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, of which $300,000 was outstanding under the Promissory Note as of January 21, 2020. The note is non-interest bearing and payable on the earlier of (i) June 30, 2020 and (ii) the completion of the Proposed Public Offering.

As a result of the execution of the underwriting agreement on April 21, 2020, the financial statements have been modified to reflect the final terms of the agreement.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

In July 2020, the Company invested the cash held in the Trust Account in U.S. Treasury securities and money market funds.